REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 156,011	$ 154,419
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	131,191	114,001
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 24,820	$ 40,418